EMPLOYEES (Tables)	12 Months Ended
Dec. 31, 2023
EMPLOYEES
Schedule of number of employees

	2023	2022	2021
	Number	Number	Number
Directors and employees	30	82	26

Schedule of aggregate remuneration

	2023	2022	2021
	$’000	$’000	$’000
Wages and salaries	6,017	11,051	3,042
Social security costs	250	799	265
Pension costs	163	37	33
Share based payments	3,892	6,096	1,825
	10,322	17,983	5,165